UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way
         Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     July 12, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $534,547 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    14289   237786 SH       SOLE                   237786        0        0
AGRIUM INC                     COM              008916108    19121   216131 SH       SOLE                   216131        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    16004   614133 SH       SOLE                   614133        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    16699   424359 SH       SOLE                   424359        0        0
ANIXTER INTL INC               COM              035290105    13618   256703 SH       SOLE                   256703        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    12404   834169 SH       SOLE                   834169        0        0
BUCKLE INC                     COM              118440106    10323   260870 SH       SOLE                   260870        0        0
CF INDS HLDGS INC              COM              125269100    12774    65934 SH       SOLE                    65934        0        0
CORE LABORATORIES N V          COM              N22717107    14086   121540 SH       SOLE                   121540        0        0
CVS CAREMARK CORPORATION       COM              126650100    20227   432843 SH       SOLE                   432843        0        0
DELL INC                       COM              24702R101     8402   671634 SH       SOLE                   671634        0        0
DIRECTV                        COM CL A         25490A101    15164   310604 SH       SOLE                   310604        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    17492   323921 SH       SOLE                   323921        0        0
DOLBY LABORATORIES INC         COM              25659T107    18735   453632 SH       SOLE                   453632        0        0
DONALDSON INC                  COM              257651109    15799   473456 SH       SOLE                   473456        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      665    32360 SH       SOLE                    32360        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR STAPLE   33734x119      366    15002 SH       SOLE                    15002        0        0
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734x143      380    12284 SH       SOLE                    12284        0        0
FIRST TR MORNINGSTAR DIV LEA   SHS              336917109      919    49143 SH       SOLE                    49143        0        0
HEALTH NET INC                 COM              42222G108     7426   305981 SH       SOLE                   305981        0        0
ICONIX BRAND GROUP INC         COM              451055107    14773   845643 SH       SOLE                   845643        0        0
ISHARES INC                    MSCI S KOREA     464286772      457     8333 SH       SOLE                     8333        0        0
ISHARES INC                    MSCI STH AFRCA   464286780      230     3602 SH       SOLE                     3602        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      505    35411 SH       SOLE                    35411        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432      994     7937 SH       SOLE                     7937        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     1042    12350 SH       SOLE                    12350        0        0
JOY GLOBAL INC                 COM              481165108    11795   207922 SH       SOLE                   207922        0        0
MCKESSON CORP                  COM              58155Q103    13420   143145 SH       SOLE                   143145        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105    15194   323974 SH       SOLE                   323974        0        0
ORACLE CORP                    COM              68389X105    15486   521426 SH       SOLE                   521426        0        0
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886      235     6556 SH       SOLE                     6556        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      331     8713 SH       SOLE                     8713        0        0
SOUTHERN COPPER CORP           COM              84265V105    11193   355227 SH       SOLE                   355227        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    35576   261386 SH       SOLE                   261386        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107    61663   359971 SH       SOLE                   359971        0        0
TESORO CORP                    COM              881609101    14852   595036 SH       SOLE                   595036        0        0
TOTAL SYS SVCS INC             COM              891906109    19503   815014 SH       SOLE                   815014        0        0
TOWERS WATSON & CO             CL A             891894107    11093   185186 SH       SOLE                   185186        0        0
UNITED CONTL HLDGS INC         COM              910047109    10626   436731 SH       SOLE                   436731        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    19186   327970 SH       SOLE                   327970        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     2157    32973 SH       SOLE                    32973        0        0
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      545     6184 SH       SOLE                     6184        0        0
VEECO INSTRS INC DEL           COM              922417100    11744   341780 SH       SOLE                   341780        0        0
VIACOM INC NEW                 CL B             92553P201    16534   351636 SH       SOLE                   351636        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    10520   198490 SH       SOLE                   198490        0        0